FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	
Estimated average burden hours per response	16.00

RECEIVED NOV 17 2006

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY
[redacted]

06062349

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Note and Warrant Purchase Agreement

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
OnMeta, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
1223 Wilshire Blvd., Suite 805, Santa Monica, CA 90403

Telephone Number (Including Area Code)
(800)880-1976

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
(if different from Executive Offices)

Telephone Number (Including Area Code)

Brief Description of Business
Entertainment search services

PROCESSED
NOV 29 2006
THOMSON FINANCIAL

Type of Business Organization
☑ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 11 Year 03 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) CA

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Barbara De Lury

Business or Residence Address (Number and Street, City, State, Zip Code)
OnMeta, Inc., 1223 Wilshire Blvd., Suite 805, Santa Monica, CA 90403

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☑ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Adam Lilling

Business or Residence Address (Number and Street, City, State, Zip Code)
OnMeta, Inc. 1223 Wilshire Blvd., Suite 805, Santa Monica, CA 90403

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ravi Ahuja

Business or Residence Address (Number and Street, City, State, Zip Code)
OnMeta, Inc., 1223 Wilshire Blvd., Suite 805, Santa Monica, CA 90403

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Paulo De Rezende

Business or Residence Address (Number and Street, City, State, Zip Code)
Zone Venture Fund II, LP, 241 South Figuero St., Ste 340, Los Angeles, CA 90012

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☑ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dr. Howard Morgan

Business or Residence Address (Number and Street, City, State, Zip Code)
First Round Capital 2005 LP, 100 Four Falls Corporate Ctr, Ste 104, West Conshohocken, PA 19428

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Zone Venture Fund II Annex, LP

Business or Residence Address (Number and Street, City, State, Zip Code)
241 South Figueroa Street, Suite 340, Los Angeles, CA 90012

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Todd I. Schiffman Living Trust

Business or Residence Address (Number and Street, City, State, Zip Code)
9229 Sunset Blvd. #602, Los Angeles, CA 90069

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☑ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Draper Associates, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
2882 Sand Hill Road, Suite 150, Menlo Park, CA 90012

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 500,000.00	$ 500,000.00
Partnership Interests	$	$
Other (Specify ____________)	$	$
Total	$ 500,000.00	$ 500,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ 500,000.00
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$ 0.00

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	☐	$ 3,000.00
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) ____________	☐	$
Total	☐	$ 3,000.00

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 497,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☑ $ 497,000.00
Other (specify):	☐ $	☐ $
	☐ $	☐ $
Column Totals	☐ $ 0.00	☐ $ 497,000.00
Total Payments Listed (column totals added)	☐ $ 497,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
OnMeta, Inc.	[signature]	11/10/06
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Barbara De Lury	President	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
OnMeta, Inc.	[signature]	11/10/06
Name (Print or Type)	Title (Print or Type)	
Barbara De Lury	President	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX										
1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
AL									
AK									
AZ									
AR									
CA		x	Notes & warrants $375,000.00	3					
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA		x	Notes & Warrants $125,000.00	1					
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									

APPENDIX										
1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**		**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
WY									
PR									

FORM U-2 UNIFORM CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned OnMeta, Inc., a corporation organized under the laws of California, for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

Barbara De Lury
(Name)

1223 Wilshire Blvd., Suite 805, Santa Monica, CA 90403
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of that State as its attorney in that State for receipt of service of process:

____	**ALABAMA**	Secretary of State.
____	**ALASKA**	Administrator of the Division of Banking and Corporation, Department of Commerce and Economic Development.
____	**ARIZONA**	Corporation Commission.
____	**ARKANSAS**	Securities Commissioner.
X	**CALIFORNIA**	Commissioner of Corporations.
____	**COLORADO**	Securities Commissioner.
____	**CONNECTICUT**	Banking Commissioner.
____	**DELAWARE**	Securities Commissioner.
____	**DISTRICT OF COLUMBIA**	Public Service Commission.
____	**FLORIDA**	Department of Banking and Finance.
____	**GEORGIA**	Commissioner of Securities.
____	**GUAM**	Administrator, Department of Revenue and Taxation.
____	**HAWAII**	Commissioner of Securities.
____	**IDAHO**	Director, Department of Finance.
____	**ILLINOIS**	Secretary of State.
____	**INDIANA**	Secretary of State.
____	**IOWA**	Commissioner of Insurance.

FORM U-2 (con't.)

	State	Official
________	**KANSAS**	Secretary of State.
________	**KENTUCKY**	Commissioner of Department of Financial Institutions.
________	**LOUISIANA**	Commissioner of Securities.
________	**MAINE**	Securities Administrator.
________	**MARYLAND**	Commissioner of the Division of Securities.
________	**MASSACHUSETTS**	Secretary of State.
________	**MICHIGAN**	Commissioner, Office of Financial and Insurance Services.
________	**MINNESOTA**	Commissioner of Commerce.
________	**MISSISSIPPI**	Secretary of State.
________	**MISSOURI**	Securities Commissioner.
________	**MONTANA**	State Auditor and Commissioner of Securities.
________	**NEBRASKA**	Director of Banking and Finance.
________	**NEVADA**	Administrator of the Securities Division.
________	**NEW HAMPSHIRE**	Secretary of State.
________	**NEW JERSEY**	Chief, Securities Bureau.
________	**NEW MEXICO**	Director, Securities Division.
________	**NEW YORK**	Secretary of State.
________	**NORTH CAROLINA**	Secretary of State.
________	**NORTH DAKOTA**	Securities Commissioner.
________	**OHIO**	Secretary of State.
________	**OREGON**	Director, Department of Consumer and Business Services.
________	**OKLAHOMA**	Securities Administrator.
	*****PENNSYLVANIA**	**Pennsylvania does not require filing of a Consent to Service of Process.**
________	**PUERTO RICO**	Commissioner of Financial Institutions.
________	**RHODE ISLAND**	Director of Business Regulation.
________	**SOUTH CAROLINA**	Attorney General.
________	**SOUTH DAKOTA**	Director of the Division of Securities.
________	**TENNESSEE**	Commissioner of Commerce and Insurance.
________	**TEXAS**	Securities Commissioner.
________	**UTAH**	Director, Division of Securities.
________	**VERMONT**	Commissioner of Banking, Insurance and Health Care Administration.
________	**VIRGINIA**	Clerk, State Corporation Commission.
________	**WASHINGTON**	Director of the Department of Financial Institutions.
________	**WEST VIRGINIA**	Commissioner of Securities.
________	**WISCONSIN**	Commissioner of Securities.
________	**WYOMING**	Secretary of State.

Dated this 30 day of SEPTEMBER 2005.

(SEAL)

Barbara De Lury [signature]

By ________________________

President
Title

State of California } SS
County of Los Angeles }
Subscribed and sworn to (or affirmed) before me on
this 30th day of SEPTEMBER 2005,
by BARBARA DE LURY
personally known to me or proved to me on the basis of satisfactory evidence to be the person(s) who appeared before me.
[signature]
Notary's Signature
Seal

BRIAN S. ANDERSON
Commission # 1408117
Notary Public - California
Los Angeles County
My Comm. Expires Mar 29, 2007

U60125
10-10-96

(Rev. 1991)

CORPORATE ACKNOWLEDGMENT

State or Province of CALIFORNIA)
County of LOS ANGELES) ss.

On this 30th day of SEPTEMBER, 2005 before me BRIAN S. ANDERSON the undersigned officer, personally appeared BARBARA DE LURY known personally to me to be the PRESIDENT (Title) of the above named corporation and acknowledged that he/she as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself/herself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

(SEAL)

BRIAN S. ANDERSON
Commission # 1408117
Notary Public - California
Los Angeles County
My Comm. Expires Mar 29, 2007

Brian S. Anderson

Notary Public/Commissioner of Oaths

My Commission Expires MARCH 29, 2007